Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of the option activities

The following table sets forth the share options activities for the years ended December 31, 2018, 2019 and 2020:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Grant Date Fair Value	Weighted- Average Grant Date Fair Value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$ per option	US$ per option	RMB per option	Years	RMB
Outstanding at January 1, 2018	532,000	0.30	0.09	0.61	9.69	—
Granted	1,375,500	0.30	0.29	1.97	—	—

Outstanding at January 1, 2019	1,907,500	0.30	0.24	1.59	9.33	3,798
Granted	941,814	1.06	0.38	2.65	—	—
Forfeited	(92,190)	0.71	0.30	2.06	—	—

Outstanding at January 1, 2020	2,757,124	0.55	0.28	1.93	8.67	7,728
Granted	5,198,298	1.65	0.56	3.92	—	—
Forfeited	(545,823)	0.71	0.37	2.56	—	—

Outstanding at December 31, 2020	7,409,599	1.32	0.47	3.28	8.89	112,024

Vested and expected to vest at December 31, 2020	7,409,599	1.32	0.47	3.28	8.89	112,024

Exercisable at December 31, 2020	—	—	—	—	—	—

Schedule of the assumptions used to estimate the fair value of the options
The assumptions used to estimate the fair value of the share options granted are as follows:

	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2020
Risk-free interest rate	3.7%-4.0%	2.9%-3.1%	1.6%-2.1%
Dividend yield	0%	0%	0%
Expected volatility range	55.0%-56.2%	53.7%-54.3%	54.9%-58.1%
Exercise multiple	2.20	2.20	2.20-2.80
Contractual life	10 years	10 years	10 years